UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Ticker | JHS

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 75.0% (50.7% of Total Investments)				$134,030,146

(Cost $128,872,743)

Consumer Discretionary 9.5%				16,935,102

Auto Components 0.2%
Dana Holding Corp.	6.000	09/15/23	$425,000	426,063

Automobiles 2.1%
Ford Motor Company	6.625	10/01/28	100,000	112,206
Ford Motor Credit Company LLC (Z)	5.000	05/15/18	478,000	518,431
Ford Motor Credit Company LLC (Z)	5.875	08/02/21	1,608,000	1,784,415
Ford Motor Credit Company LLC (Z)	8.000	12/15/16	330,000	387,180
General Motors Financial Company, Inc. (S)	3.250	05/15/18	90,000	87,975
General Motors Financial Company, Inc. (S)	4.250	05/15/23	110,000	105,600
Hyundai Capital Services, Inc. (S)(Z)	4.375	07/27/16	310,000	330,051
Nissan Motor Acceptance Corp. (S)(Z)	1.950	09/12/17	490,000	486,520

Distributors 0.1%
Burlington Holdings LLC, PIK (S)	9.000	02/15/18	140,000	144,550

Hotels, Restaurants & Leisure 2.5%
CCM Merger, Inc. (S)	9.125	05/01/19	380,000	402,800
Greektown Superholdings, Inc. (Z)	13.000	07/01/15	1,713,000	1,802,933
Landry's, Inc. (S)	9.375	05/01/20	350,000	378,875
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	299,000	293,020
Marina District Finance Company, Inc. (Z)	9.500	10/15/15	320,000	334,400
Rivers Pittsburgh Borrower LP (S)	9.500	06/15/19	143,000	155,155
Seminole Indian Tribe of Florida (S)(Z)	6.535	10/01/20	650,000	698,750
Seminole Indian Tribe of Florida (S)(Z)	7.750	10/01/17	325,000	345,719
Waterford Gaming LLC (S)	8.625	09/15/14	165,622	75,355

Household Durables 0.2%
American Standard Americas (S)	10.750	01/15/16	165,000	173,869
Toll Brothers Finance Corp.	4.375	04/15/23	105,000	99,750

Internet & Catalog Retail 0.6%
Expedia, Inc. (Z)	5.950	08/15/20	530,000	555,621
QVC, Inc. (S)	4.375	03/15/23	325,000	310,304
QVC, Inc.	5.125	07/02/22	205,000	207,080

Media 2.5%
CBS Corp. (Z)	7.875	07/30/30	595,000	757,931
Cinemark USA, Inc. (S)	4.875	06/01/23	250,000	236,250
Cogeco Cable, Inc. (S)	4.875	05/01/20	100,000	98,750
Gibson Brands, Inc. (S)	8.875	08/01/18	120,000	123,600
Myriad International Holdings BV (S)	6.000	07/18/20	200,000	206,500
News America, Inc. (Z)	6.150	03/01/37	165,000	182,959
News America, Inc. (Z)	6.400	12/15/35	150,000	170,110
News America, Inc. (Z)	7.600	10/11/15	1,000,000	1,133,694
News America, Inc. (Z)	7.750	01/20/24	1,020,000	1,223,011
Time Warner Cable, Inc. (Z)	8.250	04/01/19	350,000	407,619

Multiline Retail 0.3%
Macy's Retail Holdings, Inc. (Z)	7.875	08/15/36	444,000	508,117

Specialty Retail 0.4%
CST Brands, Inc. (S)	5.000	05/01/23	135,000	133,313
Hillman Group, Inc. (Z)	10.875	06/01/18	305,000	328,638
Toys R Us, Inc.	10.375	08/15/17	180,000	184,050

1

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Discretionary (continued)

Textiles, Apparel & Luxury Goods 0.6%
Burlington Coat Factory Warehouse Corp. (Z)	10.000	02/15/19	$665,000	$743,138
Hot Topic, Inc. (S)	9.250	06/15/21	270,000	280,800

Consumer Staples 3.7%				6,530,202

Beverages 0.2%
Pernod-Ricard SA (S)	5.750	04/07/21	325,000	366,540

Food & Staples Retailing 1.3%
Rite Aid Corp. (Z)	9.250	03/15/20	720,000	801,900
Safeway, Inc.	4.750	12/01/21	125,000	127,735
Safeway, Inc. (Z)	5.000	08/15/19	840,000	897,034
Safeway, Inc. (Z)	7.250	02/01/31	225,000	244,130
Sun Merger Sub, Inc. (S)	5.875	08/01/21	85,000	86,488
Tops Holding II Corp., PIK (S)	8.750	06/15/18	235,000	234,413

Food Products 1.0%
B&G Foods, Inc.	4.625	06/01/21	195,000	188,419
Bunge, Ltd. Finance Corp. (Z)	8.500	06/15/19	389,000	484,193
Corporacion Pesquera Inca SAC (S)(Z)	9.000	02/10/17	340,000	348,500
KazAgro National Management Holding JSC (S)	4.625	05/24/23	200,000	183,500
Simmons Foods, Inc. (S)(Z)	10.500	11/01/17	475,000	505,875

Tobacco 1.2%
Alliance One International, Inc. (S)	9.875	07/15/21	820,000	807,700
Alliance One International, Inc. (Z)	10.000	07/15/16	1,000,000	1,050,000
Vector Group, Ltd.	7.750	02/15/21	195,000	203,775

Energy 8.5%				15,207,292

Energy Equipment & Services 1.1%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	1,000,000	1,000,000
Key Energy Services, Inc.	6.750	03/01/21	85,000	83,300
RKI Exploration & Production LLC (S)	8.500	08/01/21	270,000	274,050
Rowan Companies, Inc. (Z)	4.875	06/01/22	330,000	345,120
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	265,000	280,900

Gas Utilities 0.5%
DCP Midstream LLC (S)(Z)	9.750	03/15/19	405,000	520,237
DCP Midstream LLC (5.850% to 05/21/2023, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43	370,000	353,350

Oil, Gas & Consumable Fuels 6.9%
Afren PLC (S)(Z)	10.250	04/08/19	240,000	276,600
Afren PLC (S)(Z)	11.500	02/01/16	200,000	231,500
BreitBurn Energy Partners LP	7.875	04/15/22	215,000	216,613
CNOOC Finance 2013, Ltd.	3.000	05/09/23	230,000	209,599
DCP Midstream Operating LP	3.875	03/15/23	225,000	210,736
Energy Transfer Partners LP (Z)	5.200	02/01/22	135,000	144,502
Energy Transfer Partners LP (Z)	9.700	03/15/19	425,000	552,572
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3
month LIBOR + 2.777%) (Z)	7.000	06/01/67	695,000	731,488
EP Energy LLC (Z)	7.750	09/01/22	195,000	214,500
EV Energy Partners LP (Z)	8.000	04/15/19	400,000	404,000
Halcon Resources Corp.	8.875	05/15/21	140,000	141,400
Hess Corp. (Z)	8.125	02/15/19	570,000	725,727
Kerr-McGee Corp. (Z)	6.950	07/01/24	600,000	723,726

2

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Energy (continued)

Kinder Morgan Energy Partners LP	7.750	03/15/32	$195,000	$245,350
Lukoil International Finance BV (S)(Z)	3.416	04/24/18	675,000	665,010
Midstates Petroleum Company, Inc. (S)	9.250	06/01/21	425,000	417,563
Newfield Exploration Company (Z)	5.750	01/30/22	260,000	267,800
NuStar Logistics LP (Z)	8.150	04/15/18	381,000	430,088
Penn Virginia Corp.	8.500	05/01/20	190,000	190,950
Petro-Canada (Z)	9.250	10/15/21	1,000,000	1,348,460
Petrobras Global Finance BV	4.375	05/20/23	365,000	329,000
Petrohawk Energy Corp. (Z)	6.250	06/01/19	595,000	654,500
Petroleos de Venezuela SA	5.375	04/12/27	450,000	262,125
Petroleos Mexicanos (Z)	4.875	01/24/22	275,000	282,563
Summit Midstream Holdings LLC (S)	7.500	07/01/21	150,000	153,000
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%) (Z)	6.350	05/15/67	710,000	745,540
Williams Partners LP (Z)	5.250	03/15/20	1,460,000	1,575,423

Financials 25.6%				45,767,501

Capital Markets 4.2%
Jefferies Group, Inc. (Z)	6.875	04/15/21	1,005,000	1,127,007
Jefferies Group, Inc. (Z)	8.500	07/15/19	235,000	288,820
Macquarie Bank, Ltd. (S)(Z)	6.625	04/07/21	260,000	283,481
Macquarie Group, Ltd. (S)(Z)	6.000	01/14/20	340,000	364,909
Morgan Stanley (Z)	4.100	05/22/23	580,000	544,981
Morgan Stanley (Z)	5.500	01/26/20	450,000	495,115
Morgan Stanley (Z)	5.550	04/27/17	1,080,000	1,189,562
Morgan Stanley (Z)	5.750	01/25/21	515,000	573,346
Morgan Stanley (Z)	7.300	05/13/19	895,000	1,061,449
The Goldman Sachs Group, Inc. (Z)	5.250	07/27/21	1,195,000	1,290,065
The Goldman Sachs Group, Inc. (Z)	5.750	01/24/22	275,000	306,315

Commercial Banks 2.9%
Abbey National Treasury Services PLC (Z)	4.000	04/27/16	420,000	445,609
Barclays Bank PLC (S)(Z)	10.179	06/12/21	260,000	333,221
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month
LIBOR + 3.033%) (Q)	5.100	06/30/23	420,000	396,900
ICICI Bank, Ltd. (S)(Z)	5.750	11/16/20	475,000	486,809
Nordea Bank AB (S)(Z)	3.125	03/20/17	680,000	707,545
PNC Financial Services Group, Inc.	4.850	05/29/49	310,000	282,100
Santander Holdings USA, Inc.	4.625	04/19/16	115,000	122,211
Sberbank of Russia (S)(Z)	6.125	02/07/22	200,000	212,500
Swedbank AB (S)(Z)	2.125	09/29/17	460,000	457,393
Synovus Financial Corp.	7.875	02/15/19	200,000	229,000
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	235,000	250,863
Wachovia Bank NA (Z)	5.850	02/01/37	390,000	439,417
Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)(Z)	7.980	03/15/18	635,000	712,788

Consumer Finance 1.4%
Capital One Financial Corp. (S)(Z)	3.500	06/15/23	1,100,000	1,043,257
Capital One Financial Corp. (Z)	4.750	07/15/21	485,000	516,950
Discover Bank	7.000	04/15/20	270,000	318,670
Discover Financial Services (Z)	5.200	04/27/22	585,000	614,164

Diversified Financial Services 6.4%
Bank of America Corp. (Z)	3.300	01/11/23	260,000	244,990

3

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Bank of America Corp. (Z)	5.000	05/13/21	$670,000	$720,738
Bank of America Corp.	5.700	01/24/22	370,000	415,883
Bank of America NA (Z)	5.300	03/15/17	150,000	164,078
Citigroup, Inc.	3.500	05/15/23	215,000	195,550
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	5.250	05/30/23	200,000	199,000
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	6.125	11/30/19	200,000	202,500
General Electric Capital Corp. (Z)	4.375	09/16/20	365,000	388,450
General Electric Capital Corp. (Z)	5.550	05/04/20	615,000	697,184
General Electric Capital Corp. (Z)	5.875	01/14/38	160,000	175,475
General Electric Capital Corp. (6.375% to 11/15/2017, then 3
month LIBOR + 2.289%)	6.375	11/15/67	170,000	181,050
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)(Z)	7.125	06/15/22	600,000	675,000
ING U.S., Inc. (P)(S)	5.650	05/15/53	250,000	235,000
iPayment, Inc. (Z)	10.250	05/15/18	400,000	321,000
JPMorgan Chase & Company (Z)	4.625	05/10/21	895,000	960,881
JPMorgan Chase & Company (5.150% to 05/01/2023, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	375,000	347,813
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)(Z)	7.900	04/30/18	655,000	728,688
Merrill Lynch & Company, Inc. (Z)	6.875	04/25/18	1,000,000	1,174,114
Merrill Lynch & Company, Inc. (Z)	7.750	05/14/38	310,000	370,247
SPL Logistics Escrow LLC (S)	8.875	08/01/20	215,000	223,600
Springleaf Finance Corp. (S)	6.000	06/01/20	310,000	285,975
The Bear Stearns Companies LLC (Z)	7.250	02/01/18	1,000,000	1,199,025
TMX Finance LLC (S)	8.500	09/15/18	135,000	139,050
UBS AG (Z)	7.625	08/17/22	445,000	495,445
USB Realty Corp. (P)(Q)(S)(Z)	1.415	01/15/17	800,000	688,000

Insurance 5.1%
Aflac, Inc. (Z)	8.500	05/15/19	385,000	501,735
American International Group, Inc. (Z)	8.250	08/15/18	230,000	287,896
Aon PLC	4.250	12/12/42	345,000	298,103
AXA SA (Z)	8.600	12/15/30	175,000	211,956
CNA Financial Corp. (Z)	7.250	11/15/23	540,000	655,510
Glen Meadow Pass-Through Trust (6.505% to 2-15-17, then
3 month LIBOR +2.125%) (S)	6.505	02/12/67	835,000	789,075
Liberty Mutual Group, Inc. (S)(Z)	5.000	06/01/21	650,000	687,350
Liberty Mutual Group, Inc. (S)(Z)	7.800	03/15/37	705,000	819,563
Lincoln National Corp. (Z)	8.750	07/01/19	535,000	695,896
Lincoln National Corp. (6.050% until 4-20-17, then 3 month
LIBOR + 2.040%) (Z)	6.050	04/20/67	395,000	395,000
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	135,000	139,050
MetLife, Inc. (Z)	6.400	12/15/36	305,000	317,200
Nippon Life Insurance Company (P)(S)(Z)	5.000	10/18/42	310,000	309,750
Pacific LifeCorp. (S)	6.000	02/10/20	180,000	202,860
Prudential Financial, Inc. (P)	5.200	03/15/44	110,000	102,025
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month
LIBOR + 4.175%) (Z)	5.875	09/15/42	445,000	449,450
Teachers Insurance & Annuity Association of America (S)(Z)	6.850	12/16/39	475,000	590,482
The Chubb Corp. (6.375% until 4-15-17, then 3 month LIBOR
+ 2.250%) (Z)	6.375	03/29/67	355,000	384,288
The Hanover Insurance Group, Inc. (Z)	6.375	06/15/21	150,000	165,495
Unum Group (Z)	7.125	09/30/16	395,000	455,847

4

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

White Mountains Re Group, Ltd. (7.506% to 6-30-17, then 3
month LIBOR + 3.200%) (Q)(S)(Z)	7.506	06/30/17	$415,000	$431,627
WR Berkley Corp. (Z)	5.375	09/15/20	265,000	286,293

Real Estate Investment Trusts 5.1%
DDR Corp.	4.625	07/15/22	85,000	87,411
DDR Corp. (Z)	7.500	04/01/17	880,000	1,031,700
DDR Corp.	7.875	09/01/20	110,000	135,783
Goodman Funding Pty, Ltd. (S)(Z)	6.375	04/15/21	645,000	712,630
Health Care REIT, Inc.	4.950	01/15/21	190,000	203,388
Health Care REIT, Inc. (Z)	6.125	04/15/20	1,205,000	1,378,186
Healthcare Realty Trust, Inc. (Z)	6.500	01/17/17	540,000	608,456
Highwoods Realty LP (Z)	5.850	03/15/17	650,000	716,877
Host Hotels & Resorts LP	3.750	10/15/23	160,000	148,626
Host Hotels & Resorts LP	5.875	06/15/19	439,000	472,668
MPT Operating Partnership LP (Z)	6.375	02/15/22	320,000	336,800
ProLogis International Funding II (S)	4.875	02/15/20	180,000	175,997
ProLogis LP (Z)	4.500	08/15/17	55,000	59,012
ProLogis LP (Z)	6.250	03/15/17	475,000	539,089
Realty Income Corp.	4.650	08/01/23	140,000	143,507
Ventas Realty LP	2.700	04/01/20	220,000	208,965
Ventas Realty LP (Z)	4.000	04/30/19	330,000	346,040
Ventas Realty LP (Z)	4.750	06/01/21	670,000	705,590
WEA Finance LLC (S)(Z)	6.750	09/02/19	290,000	345,160
Weyerhaeuser Company (Z)	7.375	03/15/32	690,000	829,232

Real Estate Management & Development 0.1%
General Shopping Investments, Ltd. (12.000% to 3-20-17,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	260,000	218,400

Thrifts & Mortgage Finance 0.4%
Nationstar Mortgage LLC	7.875	10/01/20	310,000	332,475
Nationstar Mortgage LLC	9.625	05/01/19	295,000	331,875

Health Care 1.8%				3,200,808

Health Care Equipment & Supplies 0.2%
Alere, Inc. (S)	6.500	06/15/20	120,000	122,700
MModal, Inc. (S)	10.750	08/15/20	285,000	233,700

Health Care Providers & Services 0.6%
Medco Health Solutions, Inc. (Z)	7.125	03/15/18	545,000	661,228
National Mentor Holdings, Inc. (S)	12.500	02/15/18	460,000	492,200

Pharmaceuticals 1.0%
Hospira, Inc. (Z)	6.050	03/30/17	485,000	518,763
Mylan, Inc. (S)	2.600	06/24/18	290,000	289,580
Mylan, Inc. (S)(Z)	7.875	07/15/20	545,000	625,237
VPII Escrow Corp. (S)	7.500	07/15/21	240,000	257,400

Industrials 9.5%				16,923,581

Aerospace & Defense 1.4%
Ducommun, Inc. (Z)	9.750	07/15/18	70,000	77,700
Embraer Overseas, Ltd. (Z)	6.375	01/15/20	380,000	415,150
Kratos Defense & Security Solutions, Inc. (Z)	10.000	06/01/17	415,000	448,200
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	750,000	660,000
Textron, Inc. (Z)	5.600	12/01/17	505,000	552,438

5

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Textron, Inc. (Z)	7.250	10/01/19	$270,000	$319,680

Airlines 4.1%
America West Airlines 2000-1 Pass Through Trust (Z)	8.057	07/02/20	146,051	162,117
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	533,394	560,063
American Airlines 2013-2 Class A Pass Through Trust (S)	4.950	01/15/23	355,000	358,106
British Airways PLC (S)	4.625	06/20/24	620,000	626,200
British Airways PLC (S)	5.625	06/20/20	155,000	159,263
Continental Airlines 1997-4 Class A Pass Through Trust (Z)	6.900	01/02/18	383,610	411,422
Continental Airlines 1998-1 Class A Pass Through Trust (Z)	6.648	09/15/17	133,669	141,689
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	178,143	194,176
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307	04/02/18	96,493	99,508
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983	04/19/22	495,644	536,520
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	138,275	149,337
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	04/11/20	240,000	247,800
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	642,696	705,359
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	643,347	720,549
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	170,626	185,129
Delta Air Lines 2011-1 Class A Pass Through Trust (Z)	5.300	04/15/19	301,409	327,029
Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900	01/15/26	235,000	219,138
Northwest Airlines 2007-1 Class A Pass Through Trust (Z)	7.027	11/01/19	380,026	412,328
UAL 2009-1 Pass Through Trust	10.400	11/01/16	106,828	121,517
UAL 2009-2A Pass Through Trust (Z)	9.750	01/15/17	299,374	342,035
United Airlines 2007-1 Class C Pass Through Trust (P)(Z)	2.663	07/02/14	531,404	528,747
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	174,685	186,039

Building Products 1.0%
Masco Corp.	7.125	03/15/20	285,000	322,763
Owens Corning (Z)	4.200	12/15/22	395,000	386,543
Ply Gem Industries, Inc.	9.375	04/15/17	45,000	48,038
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	450,000	482,625
Voto-Votorantim, Ltd. (S)(Z)	6.750	04/05/21	490,000	524,300

Commercial Services & Supplies 0.8%
Ahern Rentals, Inc. (S)	9.500	06/15/18	195,000	199,388
Casella Waste Systems, Inc.	7.750	02/15/19	365,000	354,050
Garda World Security Corp. (S)	9.750	03/15/17	100,000	107,000
Safway Group Holding LLC (S)	7.000	05/15/18	180,000	180,900
Steelcase, Inc. (Z)	6.375	02/15/21	500,000	548,714

Construction & Engineering 0.4%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11/13/19	300,000	306,750
Tutor Perini Corp. (Z)	7.625	11/01/18	335,000	351,750

Industrial Conglomerates 0.7%
General Electric Company (Z)	4.125	10/09/42	210,000	195,877
KOC Holding AS (S)	3.500	04/24/20	340,000	293,250
Odebrecht Finance, Ltd. (S)(Z)	7.125	06/26/42	425,000	414,375
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	200,000	197,000
Tenedora Nemak SA de CV (S)	5.500	02/28/23	210,000	207,375

Marine 0.2%
Navios South American Logistics, Inc. (Z)	9.250	04/15/19	315,000	339,413

Road & Rail 0.3%
Penske Truck Leasing Company LP (S)(Z)	3.750	05/11/17	460,000	478,322

Trading Companies & Distributors 0.6%
Air Lease Corp.	4.500	01/15/16	95,000	96,663

6

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Air Lease Corp.	6.125	04/01/17	$175,000	$183,750
Aircastle, Ltd.	7.625	04/15/20	160,000	178,800
Glencore Funding LLC (S)	4.125	05/30/23	370,000	331,721
International Lease Finance Corp. (S)(Z)	7.125	09/01/18	290,000	326,975

Information Technology 1.1%				2,005,305

Internet Software & Services 0.2%
Baidu, Inc.	3.250	08/06/18	355,000	356,117

IT Services 0.5%
Brightstar Corp. (S)	9.500	12/01/16	560,000	589,400
Global Generations Merger Sub, Inc. (S)(Z)	11.000	12/15/20	305,000	348,463

Software 0.4%
Aspect Software, Inc. (Z)	10.625	05/15/17	475,000	482,125
First Data Corp. (S)	11.750	08/15/21	240,000	229,200

Materials 6.8%				12,125,967

Chemicals 1.8%
Braskem Finance, Ltd. (S)(Z)	7.000	05/07/20	515,000	548,475
CF Industries, Inc. (Z)	7.125	05/01/20	580,000	690,927
Incitec Pivot Finance LLC (S)(Z)	6.000	12/10/19	345,000	377,225
LyondellBasell Industries NV (Z)	5.000	04/15/19	1,000,000	1,107,716
Methanex Corp.	5.250	03/01/22	330,000	347,145
Polymer Group, Inc.	7.750	02/01/19	95,000	101,413

Construction Materials 0.6%
American Gilsonite Company (S)(Z)	11.500	09/01/17	390,000	410,475
Magnesita Finance, Ltd. (Q)(S)(Z)	8.625	04/05/17	420,000	411,600
Severstal Columbus LLC	10.250	02/15/18	100,000	106,000
Vulcan Materials Company	7.500	06/15/21	130,000	147,225

Containers & Packaging 0.7%
ARD Finance SA, PIK (S)	11.125	06/01/18	289,728	312,906
Consolidated Container Company LLC (S)	10.125	07/15/20	320,000	334,400
Pretium Packaging LLC	11.500	04/01/16	165,000	177,375
Rock-Tenn Company (Z)	4.000	03/01/23	480,000	462,504

Metals & Mining 2.7%
Allegheny Technologies, Inc. (Z)	5.950	01/15/21	140,000	147,894
Allegheny Technologies, Inc. (Z)	9.375	06/01/19	715,000	859,970
AngloGold Ashanti Holdings PLC	8.500	07/30/20	405,000	402,658
ArcelorMittal (Z)	10.350	06/01/19	370,000	446,775
Barrick Gold Corp. (S)	4.100	05/01/23	335,000	285,171
Commercial Metals Company (Z)	7.350	08/15/18	310,000	341,000
Edgen Murray Corp. (S)(Z)	8.750	11/01/20	310,000	310,000
Gerdau Trade, Inc. (S)	4.750	04/15/23	225,000	203,625
JMC Steel Group (S)	8.250	03/15/18	185,000	184,075
Metinvest BV (S)(Z)	8.750	02/14/18	435,000	418,775
Rain CII Carbon LLC (S)(Z)	8.000	12/01/18	340,000	351,900
SunCoke Energy, Inc.	7.625	08/01/19	259,000	270,008
Thompson Creek Metals Company, Inc.	7.375	06/01/18	395,000	333,775
Vedanta Resources PLC (S)	7.125	05/31/23	300,000	292,500

Paper & Forest Products 1.0%
Georgia-Pacific LLC (Z)	7.250	06/01/28	165,000	203,879
International Paper Company (Z)	9.375	05/15/19	385,000	509,434

7

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Materials (continued)

Neenah Paper, Inc. (S)	5.250	05/15/21	$135,000	$132,975
Westvaco Corp. (Z)	7.950	02/15/31	770,000	896,167

Telecommunication Services 4.0%				7,224,548

Diversified Telecommunication Services 2.7%
American Tower Corp. (Z)	4.700	03/15/22	400,000	400,770
BellSouth Telecommunications, Inc. (Z)	6.300	12/15/15	335,486	347,582
CenturyLink, Inc. (Z)	5.800	03/15/22	480,000	477,600
CenturyLink, Inc. (Z)	6.450	06/15/21	305,000	321,775
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	760,000	809,146
GTP Acquisition Partners I LLC (S)(Z)	4.704	05/15/18	485,000	464,273
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	650,000	681,857
Telecom Italia Capital SA (Z)	6.999	06/04/18	330,000	364,644
Telecom Italia Capital SA (Z)	7.200	07/18/36	365,000	353,733
Telefonica Emisiones SAU (Z)	6.421	06/20/16	600,000	660,062

Wireless Telecommunication Services 1.3%
Clearwire Communications LLC (S)(Z)	12.000	12/01/15	315,000	333,900
Digicel Group, Ltd. (S)	8.250	09/30/20	385,000	413,875
Millicom International Cellular SA (S)	4.750	05/22/20	210,000	203,700
SBA Tower Trust (S)(Z)	2.933	12/15/17	395,000	399,306
SBA Tower Trust (S)	3.598	04/15/18	370,000	366,901
Softbank Corp. (S)	4.500	04/15/20	400,000	387,000
Verizon New York, Inc.	7.000	12/01/33	235,000	238,424

Utilities 4.5%				8,109,840

Electric Utilities 3.0%
Beaver Valley II Funding Corp.	9.000	06/01/17	103,000	104,443
BVPS II Funding Corp.	8.890	06/01/17	357,000	379,477
DPL, Inc. (Z)	7.250	10/15/21	570,000	589,950
Electricite de France SA (5.250% to 01/29/2023, then 10
Year Swap Rate + 3.709%) (Q)(S)(Z)	5.250	01/29/23	205,000	196,031
Exelon Corp. (Z)	4.900	06/15/15	985,000	1,051,621
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	188,416	169,625
Israel Electric Corp., Ltd. (S)	5.625	06/21/18	420,000	430,678
NextEra Energy Capital Holdings, Inc. (6.650% to
06/15/2017, then 3 month LIBOR + 2.125%)	6.650	06/15/67	180,000	189,900
Oncor Electric Delivery Company LLC (Z)	5.000	09/30/17	820,000	915,755
PNPP II Funding Corp.	9.120	05/30/16	162,000	167,292
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month
LIBOR + 2.665%) (Z)	6.700	03/30/67	525,000	546,000
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)(Z)	6.250	02/01/22	320,000	342,400
W3A Funding Corp. (Z)	8.090	01/02/17	301,225	304,872

Independent Power Producers & Energy Traders 0.5%
AES Corp.	4.875	05/15/23	80,000	76,000
Dynegy, Inc. (S)	5.875	06/01/23	165,000	156,750
Exelon Generation Company LLC	4.250	06/15/22	395,000	397,248
Exelon Generation Company LLC	5.600	06/15/42	200,000	203,357

Multi-Utilities 1.0%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%) (Z)	6.110	12/01/66	650,000	682,500
MidAmerican Energy Holdings Company (Z)	8.480	09/15/28	550,000	774,416

8

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Utilities (continued)

Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%) (Z)	6.250	05/15/67	$410,000	$431,525

Convertible Bonds 0.3% (0.2% of Total Investments)				$518,630

(Cost $267,530)

Consumer Discretionary 0.3%				518,630

Media 0.3%
XM Satellite Radio, Inc. (S)(Z)	7.000	12/01/14	248,000	518,630

Municipal Bonds 0.2% (0.1% of Total Investments)				$329,504

(Cost $326,632)

Illinois 0.2%				329,504

State of Illinois
General Obligation Bond	5.100	06/01/33	355,000	329,504

Term Loans (M) 0.3% (0.2% of Total Investments)				$594,138

(Cost $586,852)

Consumer Discretionary 0.1%				173,591

Hotels, Restaurants & Leisure 0.1%
CCM Merger, Inc.	5.000	03/01/17	172,085	173,591

Financials 0.0%				104,777

Real Estate Investment Trusts 0.0%
iStar Financial, Inc.	4.500	10/15/17	104,451	104,777

Industrials 0.1%				149,996

Aerospace & Defense 0.1%
WP CPP Holdings LLC	4.750	12/28/19	149,250	149,996

Utilities 0.1%				165,774

Electric Utilities 0.1%
La Frontera Generation LLC	4.500	09/30/20	165,000	165,774

Capital Preferred Securities (a) 2.0% (1.3% of Total Investments)				$3,512,425

(Cost $3,374,097)

Financials 2.0%				3,512,425

Capital Markets 0.4%
State Street Capital Trust IV (Z)	1.273	06/15/37	935,000	766,700

Commercial Banks 0.9%
Fifth Third Capital Trust IV (6.500% to 4-15-17, then 3 month
LIBOR + 1.368%) (Z)	6.500	04/15/37	825,000	825,000
PNC Financial Services Group, Inc. (6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)(Z)	6.750	08/01/21	215,000	228,975
Sovereign Capital Trust VI	7.908	06/13/36	480,000	504,000

Insurance 0.7%
MetLife Capital Trust IV (7.875% to 12/15/2037 then 3 month
LIBOR + 3.960%) (S)	7.875	12/15/37	110,000	129,800

9

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

MetLife Capital Trust X (9.250% to 4-8-38 then 3 month
LIBOR + 5.540%) (S)(Z)	9.250	04/08/38	$315,000	$418,950
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)(Z)	6.450	12/15/65	375,000	399,375
ZFS Finance USA Trust V (6.500% to 05/09/2017, then 3
month LIBOR + 2.285%) (S)	6.500	05/09/37	225,000	239,625

U.S. Government & Agency Obligations 29.7% (20.1% of Total Investments)				$53,029,030

(Cost $54,308,169)

U.S. Government 2.3%				4,038,880

U.S. Treasury Bonds
Bond (Z)	3.125	02/15/42	2,025,000	1,847,497
Bond (Z)	3.125	02/15/43	590,000	535,978
U.S. Treasury Notes
Note (Z)	1.750	05/15/23	1,783,000	1,655,405

U.S. Government Agency 27.4%				48,990,150

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	3.000	03/01/43	1,071,205	1,036,977
30 Yr Pass Thru (Z)	5.000	03/01/41	5,032,314	5,471,658
30 Yr Pass Thru (Z)	6.500	06/01/37	17,296	19,366
30 Yr Pass Thru (Z)	6.500	11/01/37	99,488	111,390
30 Yr Pass Thru (Z)	6.500	04/01/39	630,515	706,208
Federal National Mortgage Association
15 Yr Pass Thru (Z)	3.000	07/01/27	1,814,743	1,868,051
30 Yr Pass Thru (Z)	3.000	12/01/42	4,728,411	4,594,501
30 Yr Pass Thru	3.000	03/01/43	309,202	300,542
30 Yr Pass Thru	3.000	05/01/43	401,586	390,339
30 Yr Pass Thru (Z)	3.500	12/01/42	6,266,194	6,328,122
30 Yr Pass Thru (Z)	3.500	01/01/43	4,876,093	4,924,283
30 Yr Pass Thru (Z)	4.000	10/01/40	561,147	585,565
30 Yr Pass Thru (Z)	4.000	09/01/41	3,662,188	3,811,250
30 Yr Pass Thru (Z)	4.000	09/01/41	1,824,328	1,896,874
30 Yr Pass Thru (Z)	4.000	09/01/41	857,399	895,781
30 Yr Pass Thru (Z)	4.000	10/01/41	2,616,607	2,726,382
30 Yr Pass Thru (Z)	4.500	10/01/40	2,504,088	2,664,212
30 Yr Pass Thru (Z)	5.000	02/01/41	2,482,503	2,720,571
30 Yr Pass Thru (Z)	5.000	04/01/41	717,055	782,906
30 Yr Pass Thru (Z)	5.500	02/01/36	1,080,522	1,175,531
30 Yr Pass Thru (Z)	5.500	10/01/39	1,913,522	2,081,775
30 Yr Pass Thru (Z)	5.500	08/01/40	294,719	320,633
30 Yr Pass Thru (Z)	6.000	05/01/37	483,345	527,443
30 Yr Pass Thru (Z)	6.500	07/01/36	363,719	409,247
30 Yr Pass Thru (Z)	6.500	01/01/39	1,673,959	1,866,589
30 Yr Pass Thru (Z)	6.500	03/01/39	121,205	135,283
Bond (Z)	3.000	10/29/27	705,000	638,671

Foreign Government Obligations 0.2% (0.2% of Total Investments)				$393,551

(Cost $368,931)

South Korea 0.2%				393,551

Korea Development Bank (Z)	4.000	09/09/16	370,000	393,551

10

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Collateralized Mortgage Obligations 23.2% (15.7% of Total Investments)				$41,523,714

(Cost $41,694,235)

Commercial & Residential 19.1%				34,163,736

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	1.941	12/25/46	$6,040,520	441,959
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P) (Z)	0.410	06/25/45	665,633	578,760
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	605,000	682,155
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.765	05/10/45	595,000	662,319
Series 2006-4, Class AM	5.675	07/10/46	845,000	939,030
Bear Stearns Adjustable Rate Mortgage Trust, Inc.
Series 2005-1, Class B2 (P)	3.240	03/25/35	754,193	31,000
Series 2005-2, Class A1 (P)	2.600	03/25/35	529,623	528,955
Series 2005-5, Class A2 (P)	2.320	08/25/35	585,739	581,325
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P) (Z)	0.890	01/25/35	821,910	796,534
Series 2005-5, Class 1A4 (P)	0.750	07/25/35	503,882	453,959
Series 2005-7, Class 11A1 (P)	0.730	08/25/35	758,411	667,927
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10/25/34	417,206	433,623
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.218	07/15/44	295,000	297,387
Commercial Mortgage Pass Through Certificates
Series 2012-CR5, Class XA IO	1.939	12/10/45	4,653,959	516,394
Series 2012-LC4, Class B (P)	4.934	12/10/44	360,000	369,950
Series 2012-LC4, Class C (P)	5.648	12/10/44	645,000	667,214
Deutsche Mortgage Securities, Inc.
Series 2004-4, Class 2AR1 (P)	0.730	06/25/34	586,154	526,372
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.326	12/05/31	505,000	509,256
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05/05/27	315,000	323,792
Series 2012-FBLU, Class D (S)	5.007	05/05/27	465,000	475,721
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.414	08/19/34	681,294	652,868
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.860	07/10/38	670,000	734,320
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.795	11/08/29	570,000	566,145
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,170,141	1,577,886
Series 2004-9, Class B1 (P)	3.102	08/25/34	778,940	432,840
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.700	08/19/45	2,455,772	108,858
Series 2005-2, Class IX IO	2.274	05/19/35	8,786,887	558,840
Series 2005-9, Class 2A1C	0.642	06/20/35	754,128	645,341
Series 2005-8, Class 1X IO	2.223	09/19/35	3,378,222	267,731
Series 2007-3, Class ES IO (S)	0.350	05/19/47	9,711,316	87,402
Series 2007-4, Class ES IO	0.350	07/19/47	10,778,474	107,785
Series 2007-6, Class ES IO (S)	0.342	08/19/37	8,149,743	69,273
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.049	10/25/36	8,473,610	634,080

11

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Series 2005-AR18, Class 2X IO	1.695	10/25/36	$7,686,961	$313,061
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.242	12/15/44	1,155,000	1,252,703
Series 2006-LDP7, Class AM (P)	5.863	04/15/45	735,000	815,342
Series 2006-LDP9, Class AM	5.372	05/15/47	1,020,000	1,081,925
Series 2007-LD12, Class AM (P) (Z)	6.000	02/15/51	880,000	969,604
Series 2007-LDPX Class AM (P)	5.464	01/15/49	945,000	964,338
Series 2012-HSBC Class XA IO (S)	1.431	07/05/32	3,620,000	388,980
Series 2012-PHH, Class D (P) (S)	3.459	10/15/25	260,000	262,366
Series 2013-JWRZ, Class D (P) (S)	3.181	04/15/30	440,000	443,557
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.237	12/25/34	535,193	527,598
Series 2007-3, Class M1 (P)	3.298	09/25/37	240,539	124,768
Series 2007-3, Class M2 (P)	3.298	09/25/37	91,887	9,732
Series 2007-3, Class M3 (P)	3.298	09/25/37	29,646	1,179
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.189	02/15/46	293,000	273,423
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	660,000	720,344
Morgan Stanley Mortgage Loan Trust
Series 2004-11, Class 1A2A (P)	0.500	01/25/35	1,219,107	1,165,047
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.520	05/25/35	498,217	463,408
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	975,000	942,711
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	265,000	260,311
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.792	03/25/44	687,036	675,384
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	405,000	414,823
Series 2012-C1, Class C (P) (S)	5.535	05/10/45	270,000	281,045
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.808	05/10/63	4,944,766	468,803
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	285,000	306,814
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.000	01/25/45	139,590	6,634
Series 2005-AR19, Class A1A2 (P) (Z)	0.480	12/25/45	746,438	654,416
Series 2005-AR2, Class 2A1B (P)	0.560	01/25/45	275,238	235,721
Series 2005-AR2, Class X IO	1.620	01/25/45	10,880,104	492,159
Series 2005-AR6, Class X IO	1.624	04/25/45	6,616,550	429,281
Series 2005-AR8, Class 2AB2 (P)	0.610	07/25/45	716,480	628,750
Series 2005-AR8, Class X IO	1.000	07/25/45	11,835,049	672,833
Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P) (S)	3.550	04/16/35	415,000	320,171
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.269	11/15/45	5,163,021	669,504

U.S. Government Agency 4.1%				7,359,978

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	3,545,704	713,140
Series 3747, Class HI IO	4.500	07/15/37	4,668,557	354,558
Series 3794, Class PI IO	4.500	02/15/38	728,626	81,928
Series 3830, Class NI IO	4.500	01/15/36	3,481,430	417,479

12

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Series 4077, Class IK IO	5.000	07/15/42	$982,790	$248,644
Series 4136, Class IH IO	3.500	09/15/27	2,812,488	380,448
Series K017, Class X1 IO	1.450	12/25/21	2,797,804	256,209
Series K018, Class X1 IO (Z)	1.460	01/25/22	3,739,718	345,307
Series K021, Class X1 IO	1.513	06/25/22	813,205	83,438
Series K022, Class X1 IO	1.307	07/25/22	6,060,511	537,361
Series K707, Class X1 IO	1.558	12/25/18	2,456,695	173,556
Series K708, Class X1 IO	1.511	01/25/19	5,790,539	408,355
Series K709, Class X1 IO	1.545	03/25/19	3,381,021	246,284
Series K710, Class X1 IO	1.784	05/25/19	2,569,369	220,282
Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08/25/19	465,704	42,555
Series 2010-68, Class CI IO	5.000	11/25/38	929,896	111,001
Series 2012-118, Class IB IO	3.500	11/25/42	1,483,642	339,472
Series 2012-137, Class QI IO	3.000	12/25/27	2,881,650	410,564
Series 2012-137, Class WI IO	3.500	12/25/32	2,111,433	420,033
Series 398, Class C3 IO	4.500	05/25/39	348,650	62,667
Series 401, Class C2 IO	4.500	06/25/39	297,758	38,656
Series 402, Class 3 IO	4.000	11/25/39	537,601	100,000
Series 402, Class 4 IO	4.000	10/25/39	841,036	103,420
Series 402, Class 7 IO	4.500	11/25/39	803,417	127,135
Series 402, Class 8 IO	4.500	11/25/39	758,394	110,488
Series 407, Class 15 IO	5.000	01/25/40	880,565	140,250
Series 407, Class 16 IO	5.000	01/25/40	147,068	21,490
Series 407, Class 17 IO	5.000	01/25/40	160,977	22,992
Series 407, Class 21 IO	5.000	01/25/39	514,563	80,153
Series 407, Class 7 IO	5.000	03/25/41	341,493	59,681
Series 407, Class 8 IO	5.000	03/25/41	351,633	59,629
Series 407, Class C6 IO	5.500	01/25/40	1,432,900	242,697
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	668,188	34,098
Series 2012-114, Class IO	1.029	01/16/53	2,073,507	196,786
Series 2013-42, Class IO	3.500	03/20/43	1,120,943	169,222

Asset Backed Securities 9.7% (6.5% of Total Investments)				$17,270,898

(Cost $16,508,653)

Asset Backed Securities 9.7%				17,270,898

ACE Securities Corp.
Series 2005-HE3, Class M2 (P)	0.640	05/25/35	315,000	294,537
Series 2006-ASP5, Class A2B (P)	0.320	10/25/36	341,358	153,832
Series 2006-ASP5, Class A2C (P)	0.370	10/25/36	299,400	135,673
Series 2006-ASP5, Class A2D (P)	0.450	10/25/36	571,988	262,162
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.640	10/25/35	750,000	633,719
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.660	05/25/35	480,000	432,647
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.270	01/25/34	271,541	259,631
Series 2004-W6, Class M1 (P)	0.740	05/25/34	334,843	324,863
Series 2006-M2, Class A2C (P)	0.340	09/25/36	1,555,324	637,443
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4	5.010	06/25/35	301,950	305,736
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.390	01/25/36	532,026	490,683

13

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S) (Z)	0.430	07/25/36	$748,583	$682,617
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.640	05/25/35	304,456	295,225
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	5.989	06/25/37	320,933	324,797
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	1,110,819	1,109,073
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	30,171	30,107
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.110	02/25/35	547,917	574,023
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.660	05/25/36	540,000	517,396
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S) (Z)	5.216	01/25/42	1,089,913	1,165,859
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.650	11/25/35	600,000	546,146
GSAA Trust
Series 2005-10, Class M3 (P)	0.740	06/25/35	675,000	629,165
GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.370	02/25/36	322,556	299,534
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.670	11/25/35	450,000	436,888
Home Equity Mortgage Loan Asset-Backed Trust
Series 2005-C, Class AII3 (P)	0.560	10/25/35	455,000	421,114
Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.890	08/25/37	240,636	234,230
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.940	09/25/35	256,559	232,091
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.340	06/25/36	482,121	318,256
New Century Home Equity Loan Trust
Series 2005-3, Class M1 (P)	0.670	07/25/35	305,000	299,637
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	1.135	02/25/35	797,473	794,537
People's Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	1.060	01/25/35	480,000	475,467
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.610	03/25/35	320,000	297,860
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	380,640	405,026
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.370	05/25/36	261,714	239,627
Specialty Underwriting & Residential Finance Trust
Series 2006-BC1, Class A2D (P)	0.490	12/25/36	1,090,000	1,014,199
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	517,887	518,858
Series 2012-2A, Class B (S)	4.500	01/20/25	782,115	778,204
Series 2012-3A, Class A (S)	2.500	03/20/25	367,289	366,830
Series 2012-3A, Class B (S)	4.500	03/20/25	109,405	108,824
Series 2013-1A, Class B (S)	3.750	08/20/25	228,016	224,382

14

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 4.6% (3.1% of Total Investments)		$8,186,522

(Cost $7,744,369)

Consumer Staples 1.0%		1,740,500

Food Products 0.5%
Kraft Foods Group, Inc. (Z)	15,000	848,700

Tobacco 0.5%
Philip Morris International, Inc. (Z)	10,000	891,800

Energy 0.7%		1,230,200

Oil, Gas & Consumable Fuels 0.7%
Royal Dutch Shell PLC, ADR	8,000	546,800
The Williams Companies, Inc. (Z)	20,000	683,400

Health Care 1.4%		2,395,713

Pharmaceuticals 1.4%
Eli Lilly & Company (Z)	17,000	902,870
Johnson & Johnson (Z)	8,258	772,123
Sanofi, ADR (Z)	14,000	720,720

Industrials 0.4%		746,190

Machinery 0.4%
Caterpillar, Inc.	9,000	746,190

Information Technology 0.3%		605,800

Semiconductors & Semiconductor Equipment 0.3%
Intel Corp.	26,000	605,800

Materials 0.5%		865,350

Chemicals 0.5%
E.I. du Pont de Nemours & Company (Z)	15,000	865,350

Telecommunication Services 0.3%		602,769

Diversified Telecommunication Services 0.3%
Oi SA, ADR	313,276	579,561
Oi SA, ADR, Series C	12,025	23,208

Preferred Securities (b) 2.2% (1.5% of Total Investments)		$3,942,941

(Cost $3,735,646)

Consumer Staples 0.3%		563,868

Food & Staples Retailing 0.3%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	6,250	563,868

Financials 1.3%		2,367,806

Capital Markets 0.2%
The Goldman Sachs Group, Inc., 5.500%	12,425	294,957

Commercial Banks 0.6%
PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%) (Z)	19,375	508,594

15

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

			Shares	Value

Financials (continued)

U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR +
4.861%) (Z)			15,475	$412,409
Wells Fargo & Company, Series L, 7.500%			192	223,296

Consumer Finance 0.2%
Ally Financial, Inc., 7.300% (Z)			11,815	297,974

Diversified Financial Services 0.3%
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR +
6.370%) (Z)			3,900	107,250
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR +
5.785%), (Z)			16,350	434,093

Real Estate Investment Trusts 0.0%
Weyerhaeuser Company, 6.375%			1,700	89,233

Industrials 0.2%				391,578

Aerospace & Defense 0.2%
United Technologies Corp., 7.500% (Z)			6,106	391,578

Materials 0.1%				50,747

Metals & Mining 0.1%
ArcelorMittal, 6.000%			2,420	50,747

Telecommunication Services 0.2%				348,277

Diversified Telecommunication Services 0.2%
Intelsat SA, 5.750%			5,900	348,277

Utilities 0.1%				220,665

Electric Utilities 0.1%
Duke Energy Corp., 5.125% (Z)			9,565	220,665

		Maturity
	Rate (%)	date	Par value	Value

Escrow Certificates 0.0% (0.0% of Total Investments)				$613

(Cost $0)

Materials 0.0%				613

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	$245,000	613

Short-Term Investments 0.6% (0.4% of Total Investments)				$1,084,000

(Cost $1,084,000)

Repurchase Agreement 0.6%				1,084,000

Repurchase Agreement with State Street Corp. dated 7-31-13 at
0.010% to be repurchased at $1,084,000 on 8-1-13, collateralized by $1,110,000 U.S. Treasury Notes, 0.875% due 4-03-17 (valued at
$1,107,572, including interest)			1,084,000	1,084,000

16

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

Total investments (Cost $258,871,857)† 148.0%	$264,416,112

Other assets and liabilities, net (48.0%)	($85,766,921)

Total net assets 100.0%	$178,649,191

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

REIT Real Estate Investment Trust

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $57,256,125 or 32.1% of the fund's net assets as of 7-31-13.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 7-31-13 was $165,173,662.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $259,820,176. Net unrealized appreciation aggregated $4,595,936, of which $13,197,667 related to appreciated investment securities and $8,601,731 related to depreciated investment securities.

17

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differe significantly from the value that would have been used had a ready market for such securities existed and fair value of securities.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs
Corporate Bonds	$134,030,146	—	$133,443,371	$586,775
Convertible Bonds	518,630	—	518,630	—
Municipal Bonds	329,504	—	329,504	—
Term Loans	594,138	—	594,138	—
Capital Preferred Securities	3,512,425	—	3,512,425	—
U.S. Government & Agency Obligations	53,029,030	—	53,029,030	—
Foreign Government Obligations	393,551	—	393,551	—
Collateralized Mortgage Obligations	41,523,714	—	41,259,254	264,460
Asset Backed Securities	17,270,898	—	17,046,516	224,382
Common Stocks	8,186,522	8,186,522	—	—
Preferred Securities	3,942,941	3,084,116	858,825	—
Escrow Certificates	613	—	613	—
Short-Term Investments	1,084,000	—	1,084,000	—

Total Investments in Securities	$264,416,112	$11,270,638	$252,069,857	$1,075,617
Other Financial Instruments
Futures	($227,400)	($227,400)	—	—
Interest Rate Swaps	($617,566)	—	($617,566)	—

18

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
	CORPORATE	MORTGAGE	ASSET BACKED	COMMON	PREFERRED
	BONDS	OBLIGATIONS	SECURITIES	STOCKS	SECURITIES	TOTAL
Balance as of 10-31-12	$625,692	$989,419	—	$43,162	$1,177,393	$2,835,666
Realized gain (loss)	774	—	—	(15,804)	(172,570)	($187,600)
Change in unrealized appreciation (depreciation)	(2,066)	34,208	(3,634)	41,762	344,367	$414,637
Purchases	—	—	250,000	—	—	$250,000
Sales	(37,625)	—	(21,984)	(69,120)	(1,349,190)	($1,477,919)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(759,167)	—	—	—	($759,167)
Balance as of 7-31-13	$586,775	$264,460	$224,382	$0	$0	$1,075,617
Change in unrealized at period end*	($2,066)	$34,208	($3,634)	—	—	$28,508

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative Instruments The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an over-the-counter OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

19

John Hancock Income Securities Trust
As of 7-31-13 (Unaudited)

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The fund used futures contracts to manage duration of the portfolio. During the period ended July 31, 2013, the fund held futures contracts with notional values up to $2.89 million, as measured at each quarter end.

	Number					Unrealized
	of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

U.S. Treasury Ultra Long Bond Futures	20	Long	Sep 2013	$3,112,400	$2,885,000	($227,400)

Notional basis refers to the contractual amount agreed upon at inception of open contracts, notional value represents the current value of the open contract.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC swaps or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2013, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2013:

	USD
	Notional	Payments Made	Payments	Maturity
Counterparty	Amount	by Fund	Received by Fund	Date	Market Value

Morgan Stanley Capital Services	$22,000,000	Fixed 1.442500%	3-month LIBOR (a)	Aug 2016	($573,905)
Morgan Stanley Capital Services	22,000,000	Fixed 1.09375%	3-month LIBOR (a)	May 2017	(43,661)
Total	$44,000,000				($617,566)

(a) At 7-31-13, the 3-month LIBOR rate was 0.26560%

No interest rate swap positions were entered into or closed during the period ended July 31, 2013.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

20

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 43006 Providence, RI 02940-3006	
Phone	Customer service representatives Portfolio commentary 24-hour automated information	**800-852-0218** **800-344-7054** **800-843-0090**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P6Q3 7/13
9/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	September 19, 2013

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 19, 2013